advance billings and customer deposits	12 Months Ended
Dec. 31, 2017
advance billings and customer deposits
advance billings and customer deposits

24advance billings and customer deposits

As at December 31 (millions)	2017	2016
Advance billings	$747	$697
Deferred customer activation and connection fees	13	17
Customer deposits	21	15
Regulatory deferral accounts	1	8

	$782	$737